Disclosures About the Fair Value of Financial Instruments	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Disclosures About the Fair Value of Financial Instruments

17. DISCLOSURES ABOUT THE FAIR VALUE OF FINANCIAL INSTRUMENTS

(a) Cash and cash equivalents, Time deposits, Trade receivables, Short-term borrowings, Current maturities of long-term indebtedness, Trade payables and Accrued expenses

The carrying amounts approximate fair values because of the short maturities of these instruments.

(b) Investment securities

The fair value of investment securities is principally based on quoted market price. Ricoh have not estimated the fair value of non-marketable equity securities, as it is not practicable. Because there were no quoted market prices for non-marketable equity securities and each security had different nature and characteristics, reasonable estimates of fair values could not be made without incurring excessive costs. The carrying amounts of non-marketable equity securities were ¥2,425 million and ¥1,971 million ($23,747 thousand) as of March 31, 2010 and 2011, respectively.

(c) Installment loans

The fair value of installment loans is based on the present value of future cash flows using the current interest rate for similar instruments of comparable maturity.

(d) Long-term indebtedness

The fair value of each of the long-term indebtedness instruments is based on the present value of future cash flows associated with each instrument discounted using the current borrowing rate for similar instruments of comparable maturity.

(e) Interest rate swap agreements

The fair value of interest rate swap agreements is mainly estimated by obtaining quotes from brokers.

(f) Foreign currency contracts and Foreign currency options

The fair value of foreign currency contracts and foreign currency options is mainly estimated by obtaining quotes from brokers.

The estimated fair value of the financial instruments as of March 31, 2010 and 2011 is summarized as follows:

	Millions of Yen				Thousands of U.S. Dollars
	2010		2011		2011
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Investment securities	¥49,049	¥49,049	¥48,909	¥48,909	$589,265	$589,265
Installment loans	67,505	68,739	72,634	73,769	875,108	888,783
Long-term indebtedness	(514,718)	(501,311)	(479,422)	(475,116)	(5,776,169)	(5,724,289)
Interest rate swap agreements, net	(2,685)	(2,685)	(2,931)	(2,931)	(35,313)	(35,313)
Foreign currency contracts, net	(4,067)	(4,067)	(2,067)	(2,067)	(24,904)	(24,904)
Foreign currency options, net	(298)	(298)	(44)	(44)	(530)	(530)

Limitations: Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instruments. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.